Net Loss Per Share (Tables) 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share
Basic and diluted net loss per common share for the three and six months ended June 30, 2026 and 2025 was calculated as follows:

Unit : in thousand	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Numerator:
Net loss attributable to common stockholders	$(61,944,898)	$(3,011,034)	$(78,374,330)	$(6,319,253)

Denominator:
Weighted average common shares outstanding—basic and diluted	117,748,175	102,206,153	112,901,012	100,495,425

Net loss per share attributable to common stockholders— basic and diluted	$(0.53)	$(0.03)	$(0.69)	$(0.06)

Basic and diluted net loss per share of common stock for the years ended December 31, 2025 and 2024 was calculated as follows:

	For the Years Ended December 31,
	2025	2024
Numerator:
Net loss	$(26,661,677)	$(4,699,469)
Denominator:
Weighted average shares of common stock outstanding-basic and diluted	100,418,167	90,539,124

Net loss per share of common stock- basic and diluted	$(0.27)	$(0.05)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company excluded the following potential shares of common stock, presented based on amounts outstanding at each stated period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	June 30,
	2026	2025
Stock options	10,363,112	—
Top-up Awards	527,709	—
Warrants	9,244,582	—

Total potentially dilutive shares	20,135,403	—

The following potentially dilutive securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive:

	2025	2024
SAFEs	15,718,679	—
Stock options	11,107,937	—

Total	26,826,616	—